19. TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2018
Trade And Other Payables
Schedule of trade and other payables

As at December 31,	2018	2017
Trade payables	$3,609	$2,659
Other payables and accrued liabilities(a)	27,050	35,260
Trade and other payables	$30,659	$37,919

(a)	Other payables and accrued liabilities included payables that are not trade in nature as well as various operating and capital accruals.